Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 4. Property, Plant and Equipment

Property, plant and equipment consisted of the following (in thousands):

	July 29, 2017	October 29, 2016
Land & land improvements	$19,494	$16,247
Buildings & improvements	102,240	85,779
Machinery & equipment	92,969	73,087
Office furniture, fixtures and computer hardware & software	30,011	9,009
Construction in process	40,143	23,445

	284,857	207,567
Less: accumulated depreciation	(77,223)	(61,145)

Total property, plant and equipment, net	$207,634	$146,422

Depreciation expense was $6.4 million and $4.4 million for the three months ended July 29, 2017, and July 30, 2016, respectively, and $16.4 million and $10.2 million for the nine months ended July 29, 2017, and July 30, 2016, respectively.

Note 5. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	October 29, 2016	October 31, 2015
Land & land improvements	$16,247	$11,579
Buildings & improvements	85,779	60,546
Machinery & equipment	73,087	46,250
Office furniture & fixtures	9,009	7,377
Construction in process	23,445	10,196

	207,567	135,948

Less: accumulated depreciation	(61,145)	(46,803)

Total property, plant and equipment, net	$146,422	$89,145

Depreciation expense for fiscal years 2016, 2015 and 2014 was $15,170, $10,498 and $10,111, respectively.